UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2021
Semiannual Report
to Shareholders
DWS Short-Term Municipal Bond Fund

Contents
3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
33	Notes to Financial Statements
43	Information About Your Fund’s Expenses
45	Liquidity Risk Management
46	Advisory Agreement Board Considerations and Fee Evaluation
51	Account Management Resources
53	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Short-Term Municipal Bond Fund

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Short-Term Municipal Bond Fund	| 3

Performance Summary	April 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	0.94%	3.66%	1.47%	1.32%
Adjusted for the Maximum Sales Charge (max 2.25% load)	–1.33%	1.33%	1.01%	1.09%
Bloomberg Barclays 1-Year G.O. Index†	0.56%	1.88%	1.40%	1.10%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.88%	3.60%	1.87%	1.81%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.28%	1.46%	1.35%
Adjusted for the Maximum Sales Charge (max 2.25% load)		0.96%	1.00%	1.12%
Bloomberg Barclays 1-Year G.O. Index†		1.95%	1.41%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.50%	1.87%	1.84%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	0.57%	2.99%	0.71%	0.56%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.43%	2.99%	0.71%	0.56%
Bloomberg Barclays 1-Year G.O. Index†	0.56%	1.88%	1.40%	1.10%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.88%	3.60%	1.87%	1.81%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.51%	0.70%	0.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.51%	0.70%	0.59%
Bloomberg Barclays 1-Year G.O. Index†		1.95%	1.41%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.50%	1.87%	1.84%

4 |	DWS Short-Term Municipal Bond Fund

Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	1.12%	3.92%	1.62%	1.47%
Bloomberg Barclays 1-Year G.O. Index†	0.56%	1.88%	1.40%	1.10%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.88%	3.60%	1.87%	1.81%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		3.44%	1.61%	1.50%
Bloomberg Barclays 1-Year G.O. Index†		1.95%	1.41%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.50%	1.87%	1.84%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	1.17%	4.02%	1.75%	1.58%
Bloomberg Barclays 1-Year G.O. Index†	0.56%	1.88%	1.40%	1.10%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.88%	3.60%	1.87%	1.81%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		3.44%	1.71%	1.60%
Bloomberg Barclays 1-Year G.O. Index†		1.95%	1.41%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.50%	1.87%	1.84%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021 are 0.79%, 1.55%, 0.65% and 0.55% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.
DWS Short-Term Municipal Bond Fund	| 5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	The Bloomberg Barclays 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of Baa3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power.
††	The Bloomberg Barclays 3-Year (2–4) Municipal Bond Index is an unmanaged subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of two to four years.
‡	Total returns shown for periods less than one year are not annualized.

6 |	DWS Short-Term Municipal Bond Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/21	$ 10.21	$ 10.21	$ 10.20	$ 10.22
10/31/20	$ 10.21	$ 10.21	$ 10.19	$ 10.21
Distribution Information as of 4/30/21
Income Dividends, Six Months	$ .05	$ .01	$ .06	$ .06
Capital Gain Distributions	$ .0457	$ .0457	$ .0457	$ .0457
April Income Dividend	$ .0076	$ .0014	$ .0089	$ .0097
SEC 30-day Yield‡‡	–.06%	–.80%	.09%	.19%
Tax Equivalent Yield‡‡	–.06%	–.80%	.15%	.32%
Current Annualized Distribution Rate‡‡	.91%	.17%	1.06%	1.15%
‡‡	The SEC yield is net investment income per share earned over the month ended April 30, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been –0.09%, –0.86%, 0.07% and 0.14% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.80%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 0.88%, 0.11%, 1.04% and 1.10% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
DWS Short-Term Municipal Bond Fund	| 7

Portfolio Management Team
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2003.
—
Joined DWS in 1986.
—
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
—
BA, Duke University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—
Joined DWS in 1989.
—
BS, Pennsylvania State University; MS, Boston College.
Peter Aloisi, CFA, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
—
BA and MBA, Boston College.
8 |	DWS Short-Term Municipal Bond Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/21	10/31/20
Municipal Investments
Revenue Bonds	72%	69%
General Obligation Bonds	20%	23%
Lease Obligations	6%	6%
Escrow to Maturity/Prerefunded Bonds	1%	1%
Preferred Shares of Closed-End Investment Companies	1%	1%
	100%	100%
Interest Rate Sensitivity	4/30/21	10/31/20
Effective Maturity	2.4 years	2.6 years
Modified Duration	2.0 years	2.2 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/21	10/31/20
AAA	28%	23%
AA	38%	40%
A	18%	19%
BBB	10%	13%
BB	1%	1%
B	0%	—
Not Rated	5%	4%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Preferred Shares of Closed-End Investment Companies and Open-End Investment Companies)	4/30/21	10/31/20
California	19%	20%
New York	14%	11%
Texas	10%	10%
Pennsylvania	5%	3%
Georgia	4%	4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 51 for contact information.
DWS Short-Term Municipal Bond Fund	| 9

Investment Portfolio	as of April 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 105.0%
Alabama 1.2%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,388,343
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,321,515
		3,709,858
Arizona 2.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 5.0%, 2/1/2027	200,000	247,471
Series A, 5.0%, 2/1/2028	200,000	253,328
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028 (a)	465,000	583,288
Series A, 5.0%, 1/1/2029 (a)	645,000	825,422
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,853,877
Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,609,927
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	1,027,046
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc., AMT, 2.8%, Mandatory Put 6/1/2021 @ 100, 6/1/2027	500,000	500,902
		6,901,261
California 19.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 1.16% (b), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,933,570
Series A, MUNIPSA + 1.25%, 1.31% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	4,094,599
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.3%, 0.381% (b), Mandatory Put 10/1/2021 @ 100, 7/1/2030	1,960,000	1,960,394
The accompanying notes are an integral part of the financial statements.
10 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, AMT, 144A, 0.45%, Mandatory Put 7/1/2021 @ 100, 1/1/2050	1,000,000	1,000,110
California, Irvine Ranch Water District Revenue, Series A, 0.03% (c), 5/3/2021, LOC: U.S. Bank NA	200,000	200,000
California, Municipal Finance Authority Solid Waste Refunding Revenue, 0.15%, Mandatory Put 7/1/2021 @ 100, 9/1/2021	500,000	500,008
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,634,106
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.37%, 0.43% (b), Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,010,228
California, State General Obligation:
Series A-2, 0.01% (c), 5/3/2021, LOC: Bank of Montreal	380,000	380,000
Series E-REMK, MUNIPSA + 0.43%, 0.49% (b), Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,253,864
5.0%, 9/1/2030 (a)	1,500,000	1,983,105
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.03% (c), 5/3/2021, LOC: U.S. Bank NA	2,500,000	2,500,000
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,121,422
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,195,944
Series A, AMT, 5.0%, 6/30/2026	500,000	604,349
California, State Public Works Board, Lease Revenue Refunding Bonds, Various Capital Project:
Series A, 5.0%, 2/1/2029 (a)	1,500,000	1,898,405
Series A, 5.0%, 8/1/2029 (a)	1,905,000	2,380,730
California, State University Revenue, Series A, 5.0%, 11/1/2021	3,000,000	3,072,843
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,502,736
California, Tobacco Securitization Agency, Tobacco Settlement, Series B-1, 1.75%, 6/1/2030	500,000	502,183
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	910,000	930,467
California, University of California Revenue:
Series S, 5.0%, 5/15/2028 (a)	2,000,000	2,464,466
Series S, 5.0%, 5/15/2029 (a)	1,000,000	1,256,349
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 11

	Principal Amount ($)	Value ($)
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.25%, 0.331% (b), Mandatory Put 9/1/2021 @ 100, 3/1/2034	5,165,000	5,165,437
Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	599,510
5.0%, 9/1/2026	500,000	618,253
Irvine, CA, Improvement Bond, Assessment District 03-19, Series A, 0.03% (c), 5/3/2021, LOC: U.S. Bank NA	500,000	500,000
Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,189,154
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	629,943
Series H, AMT, 5.0%, 11/1/2029	250,000	323,920
San Francisco City & County, CA, General Obligation:
Series R2, 5.0%, 6/15/2027 (a)	2,065,000	2,563,861
Series R2, 5.0%, 6/15/2028 (a)	1,935,000	2,461,892
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,265,578
Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,501,178
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Sacramento County Tobacco Securitization Corp., Series B-1, 0.45%, 6/1/2030	400,000	397,989
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029	290,000	290,612
		60,887,205
Colorado 3.0%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,514,160
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,445,428
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,144,073
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 0.1% (c), 5/7/2021, LOC: U.S. Bank NA	2,245,000	2,245,000
		9,348,661
Connecticut 2.3%
Connecticut, Special Tax Obligation Revenue, Transport Infrastructure Purposes, Series C, 5.0%, 1/1/2029 (a)	1,000,000	1,260,679
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,327,711
The accompanying notes are an integral part of the financial statements.
12 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	930,000	930,888
Series C-1, 4.0%, 11/15/2047	1,000,000	1,087,536
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	760,000	827,112
Connecticut, State Special Tax Obligation Revenue, Series A, 5.0%, 5/1/2024	500,000	570,931
		7,004,857
Florida 3.2%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,250,580
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	693,664
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	587,166
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passanger Rail Project, Series A, AMT, 144A, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	1,002,794
Hillsborough County, FL, Industrial Development Authority Health System Revenue, Baycare Health System Issue, Series D, 0.03% (c), 5/3/2021, LOC: TD Bank NA	800,000	800,000
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,267,564
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,022,838
Pasco County, FL, School Board, Certificates of Participations, Series B, MUNIPSA + 0.75%, 0.81% (b), Mandatory Put 8/2/2023 @ 100, 8/1/2032	925,000	926,240
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	380,000	387,462
Volusia County, FL, School Board, Certificate of Participations, 5.0%, 8/1/2021	2,000,000	2,023,473
		9,961,781
Georgia 4.0%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,308,696
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 5.0%, 4/1/2025	900,000	1,056,129
Series B, 5.0%, 4/1/2026	1,000,000	1,210,164
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 13

	Principal Amount ($)	Value ($)
Columbia County, GA, Water & Sewerage Revenue, 5.0%, 6/1/2021	875,000	878,227
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	780,371
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,013,464
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	815,224
Georgia, State General Obligation, Series C, 5.0%, 7/1/2021	4,325,000	4,358,889
		12,421,164
Illinois 3.5%
Granite City, IL, Waste Management, Inc. Project, AMT, 1.25%, Mandatory Put 5/3/2021 @ 100, 5/1/2027, GTY: Waste Management, Inc.	1,000,000	1,000,000
Illinois, Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2028 (a)	1,000,000	1,281,993
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2021	1,000,000	1,018,975
Series B, 5.0%, 10/1/2021	1,000,000	1,018,975
5.0%, 8/1/2023	1,000,000	1,098,998
Series A, 5.0%, 3/1/2028	750,000	923,479
5.375%, 5/1/2023	1,000,000	1,096,072
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,566,061
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,810,707
		10,815,260
Indiana 0.3%
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, Prerefunded 1/1/2022 @ 100, 1.65%, 12/1/2042	1,000,000	1,009,932
Iowa 2.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (c), 5/3/2021, LOC: U.S. Bank NA	2,735,000	2,735,000
Iowa, Higher Education Loan Authority Revenue, Loras College, 0.04% (c), 5/3/2021, LOC: Bank of America NA	600,000	600,000
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,500,000	1,515,926
The accompanying notes are an integral part of the financial statements.
14 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	330,000	336,653
Iowa, Tobacco Settlement Authority Settlement Revenue, Series B, 0.375%, 6/1/2030	1,000,000	1,000,297
		6,187,876
Kansas 0.1%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (c), 5/3/2021, LOC: U.S. Bank NA	400,000	400,000
Kentucky 2.5%
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A” , Series 2021-1, 1.65%, 3/25/2051	1,000,000	1,011,158
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,600,727
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027 (a)	3,000,000	3,005,390
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (c), 5/3/2021, LOC: PNC Bank NA	2,200,000	2,200,000
		7,817,275
Louisiana 0.3%
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,074,898
Maine 0.0%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	90,000	91,634
Maryland 1.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,219,753
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,268,671
		3,488,424
Massachusetts 2.5%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.625%, 7/1/2036	1,400,000	1,424,865
Massachusetts, State Development Finance Agency Revenue, Boston College, 5.0%, 10/1/2021	1,000,000	1,019,246
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 15

	Principal Amount ($)	Value ($)
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,039,016
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University Issue, Series T, 5.0%, 10/1/2025	245,000	260,865
		7,743,992
Michigan 1.9%
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp.:
68% of 1-month USD-LIBOR + 0.4%, 0.475% (b), Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,785,000	1,782,966
Series D-2, MUNIPSA + 0.5%, 0.56% (b), Mandatory Put 8/9/2021 @ 100, 10/15/2038	925,000	925,089
Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038 (a)	1,250,000	1,255,103
Michigan, State Finance Authority, Hospital Revenue Bond, Trinity Health Credit Group, MUNIPSA + 0.48%, 0.54% (b), Mandatory Put 2/1/2022 @ 100, 3/1/2051	1,335,000	1,335,860
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,459
Michigan, University of Michigan General Revenue, Series B, 0.03% (c), 5/3/2021	100,000	100,000
		5,949,477
Minnesota 2.9%
Minnesota, State General Obligation:
Series A, 5.0%, 8/1/2021	1,800,000	1,821,438
Series D, 5.0%, 8/1/2021	2,060,000	2,084,535
Minnesota, State Housing Finance Agency, Residential Holding Finance, Series H, MUNIPSA + 0.55%, 0.61% (b), Mandatory Put 12/12/2023 @ 100, 7/1/2041	5,000,000	5,032,042
		8,938,015
Mississippi 0.3%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 0.55%, Mandatory Put 9/1/2021 @ 100, 3/1/2029	1,000,000	1,000,518
Missouri 1.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	2,240,553	2,213,928
The accompanying notes are an integral part of the financial statements.
16 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Missouri, State Development Finance Board Infrastructure Facilities Revenue, St. Louis Convention Center Hotel Garage Project, Series C, 0.04% (c), 5/3/2021, LOC: U.S. Bank NA	330,000	330,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (c), 5/3/2021, LOC: Barclays Bank PLC	3,000,000	3,000,000
		5,543,928
Nebraska 0.4%
Nebraska, Public Power District General Revenue:
Series A, 5.0%, 1/1/2025 (a)	550,000	624,709
Series A, 5.0%, 1/1/2027 (a)	475,000	571,474
		1,196,183
Nevada 1.1%
Nevada, State Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A, AMT, 144A, 0.5%, Mandatory Put 7/1/2021 @ 100, 1/1/2050	3,000,000	3,000,567
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	450,000	455,260
		3,455,827
New Jersey 3.3%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	197,233
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	980,000	1,014,017
New Jersey, State Housing & Mortgage Finance Agency, Multi Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,012,670
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	2,000,000	2,452,870
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,139,071
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,297,476
		10,113,337
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I” , Series A-1, 4.0%, 1/1/2049	720,000	796,537
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	1,003,226
		1,799,763
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 17

	Principal Amount ($)	Value ($)
New York 14.8%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	2,020,260
New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,777,711
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.04% (c), 5/3/2021, LOC: U.S. Bank NA	200,000	200,000
Series G-1, 0.04% (c), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (c), 5/3/2021, LOC: TD Bank NA	6,800,000	6,800,000
New York, State Dormitory Authority Revenue, Non-Supported Debt, Northwell Healthcare, Inc., Series B-1, 5.0%, Mandatory Put 5/1/2022 @ 100, 5/1/2048	2,000,000	2,046,348
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,520,276
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	1,580,000	1,693,475
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,777,669
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (c), 5/3/2021, LOC: Bank of America NA	500,000	500,000
Series B-4C, 0.04% (c), 5/3/2021, LOC: U.S. Bank NA	620,000	620,000
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027 (a)	750,000	927,566
Series 226, AMT, 5.0%, 10/15/2028 (a)	660,000	831,125
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	1,007,070
New York, NY, General Obligation:
Series A-3, 0.04% (c), 5/3/2021, LOC: Mizuho Bank Ltd.	2,000,000	2,000,000
Series I-4, 0.04% (c), 5/3/2021, LOC: TD Bank NA	6,800,000	6,800,000
Series B-3, 0.21% (c), 5/3/2021	2,420,000	2,420,000
Series 2-REM, 0.22% (c), 5/3/2021	240,000	240,000
Series 3-REM, 0.22% (c), 5/7/2021	635,000	635,000
Series I-A, 5.0%, 4/1/2029	2,000,000	2,598,001
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	378,178
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	354,038
Series A, 5.0%, 9/1/2027	500,000	621,590
The accompanying notes are an integral part of the financial statements.
18 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
5.0%, 8/1/2028	1,000,000	1,178,878
Series A, 5.0%, 9/1/2028	500,000	634,994
		45,882,179
North Carolina 0.7%
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	560,000	606,957
Series 41, 4.0%, 1/1/2050	1,305,000	1,441,081
		2,048,038
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	885,000	955,658
Ohio 2.0%
Allen Country, OH, Hospital Facilities Revenue:
Series A, 5.0%, 12/1/2022	600,000	644,968
Series A, 5.0%, 12/1/2023	1,000,000	1,120,353
Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,947,155
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,155,806
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,502,381
		6,370,663
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, AMT, 1.625%, 7/6/2023	2,000,000	2,010,834
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.39%, 0.45% (b), 1/1/2023	430,000	430,026
		2,440,860
Oregon 1.3%
Clackamas County, OR, Hospital Facility Authority, Senior Living Revenue, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,258,223
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,230,000	1,292,935
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,459,057
		4,010,215
Pennsylvania 4.8%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,230,177
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 19

	Principal Amount ($)	Value ($)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (c), 5/3/2021, LOC: JPMorgan Chase Bank NA	50,000	50,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,419,927
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series B-1, AMT, 0.18%, Mandatory Put 7/15/2021 @ 100, 4/1/2049	3,000,000	2,999,941
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	780,000	819,542
Series 122, 4.0%, 10/1/2046	2,525,000	2,728,804
Pennsylvania, State Turnpike Commission Revenue:
Series B, MUNIPSA + 0.5%, 0.56% (b), 12/1/2021	2,000,000	2,000,619
Series B-1, MUNIPSA + 0.98%, 1.04% (b), 12/1/2021	1,000,000	1,000,695
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,062,929
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 0.71% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	501,151
		14,813,785
Rhode Island 0.3%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	980,000	980,593
South Carolina 0.3%
Laurens County, SC, Water & Sewer Commission, Waterworks District, Prerefunded 7/1/2021 @ 100, 1.375%, 2/1/2022	1,000,000	1,001,715
South Dakota 0.6%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	1,535,000	1,670,155
Series A, AMT, 4.5%, 5/1/2031	210,000	217,766
		1,887,921
Tennessee 1.2%
Memphis-Shelby County, TN, Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2021	1,000,000	1,007,479
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	335,000	343,129
The accompanying notes are an integral part of the financial statements.
20 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,402,249
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	45,000	45,686
Series 1A, AMT, 4.5%, 1/1/2038	55,000	56,062
		3,854,605
Texas 10.2%
Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,022,405
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	500,000	504,717
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,608,656
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,495,976
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	587,063
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,208,808
Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,043,187
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	2,025,824
Houston, TX, Independent School District:
Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,022,875
4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,078,794
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.36%, 0.437% (b), Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,575,274
Katy, TX, Katy Independent School District, Series 2015C, 67% of 1-month USD-LIBOR + 0.28%, 0.357% (b), Mandatory Put 8/16/2021 @ 100, 8/15/2036	960,000	960,058
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,326,021
Texas, Bowie County Industrial Development Corp. Revenue, 0.04% (c), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Texas, Clifton Higher Education Finance Corp. Revenue, Taxable Variable Rate, Idea Public Schools, Series T, 144A, 0.75%, Mandatory Put 2/15/2022 @ 100, 8/15/2050	4,000,000	3,999,334
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,119,912
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 21

	Principal Amount ($)	Value ($)
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	511,487
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029	500,000	643,050
		31,633,441
Virginia 1.4%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,391,183
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project, 5.0%, 8/1/2021	1,650,000	1,669,570
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,437,046
		4,497,799
Washington 3.1%
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.49%, 0.55% (b), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,006,525
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,656,125
Washington, State General Obligation:
5.0%, 6/1/2026	500,000	613,371
5.0%, 6/1/2027	300,000	378,257
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	1,999,987
		9,654,265
West Virginia 0.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	250,000	256,696
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,306,948
		2,563,644
Wisconsin 1.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.65%, 0.71% (b), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,009,493
The accompanying notes are an integral part of the financial statements.
22 |	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (c), 5/3/2021, LOC: Barclays Bank PLC	850,000	850,000
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,545,000	1,631,648
Wisconsin, Waukesha Note Anticipation Notes, Series A, 2.0%, 7/1/2022	1,500,000	1,527,543
		5,018,684
Guam 0.5%
Guam, International Airport Authority Revenue, Series A, AMT, 5.0%, 10/1/2022	1,500,000	1,565,044
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M024, AMT, 2.304%, 5/15/2027	575,000	596,480
Total Municipal Bonds and Notes (Cost $320,131,116)		326,636,715
Preferred Shares of Closed-End Investment Companies 1.1%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.56%, 3/1/2029 (Cost $3,500,000)	3,500,000	3,500,000
	Shares	Value ($)
Open-End Investment Companies 0.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $816,152)	815,784	815,947
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $324,447,268)	106.4	330,952,662
Other Assets and Liabilities, Net	(6.4)	(19,869,429)
Net Assets	100.0	311,083,233
(a)	When-issued security.
(b)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 23

(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$ —	$326,636,715	$—	$326,636,715
Preferred Shares of Closed-End Investment Companies	—	3,500,000	—	3,500,000
Open-End Investment Companies	815,947	—	—	815,947
Total	$815,947	$330,136,715	$ —	$330,952,662
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
24 |	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities
as of April 30, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $324,447,268)	$ 330,952,662
Cash	2,452
Receivable for investments sold	3,009,664
Receivable for Fund shares sold	867,008
Interest receivable	2,521,770
Other assets	46,186
Total assets	337,399,742
Liabilities
Payable for investments purchased — when-issued securities	25,975,333
Payable for Fund shares redeemed	36,578
Distributions payable	34,339
Accrued management fee	67,620
Accrued Trustees' fees	3,603
Other accrued expenses and payables	199,036
Total liabilities	26,316,509
Net assets, at value	$ 311,083,233
Net Assets Consist of
Distributable earnings (loss)	6,258,323
Paid-in capital	304,824,910
Net assets, at value	$ 311,083,233
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 25

Statement of Assets and Liabilities as of April 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($137,040,420 ÷ 13,416,800 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.21
Maximum offering price per share (100 ÷ 97.75 of $10.21)	$ 10.45
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($2,716,069 ÷ 265,951 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)	$ 10.21
Class S
Net Asset Value, offering and redemption price per share ($49,145,623 ÷ 4,817,884 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.20
Institutional Class
Net Asset Value, offering and redemption price per share ($122,181,121 ÷ 11,959,731 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.22
The accompanying notes are an integral part of the financial statements.
26 |	DWS Short-Term Municipal Bond Fund

Statement of Operations
for the six months ended April 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 2,531,364
Expenses:
Management fee	464,016
Administration fee	150,032
Services to shareholders	147,003
Distribution and service fees	179,705
Custodian fee	1,934
Professional fees	42,693
Reports to shareholders	13,579
Registration fees	33,556
Trustees' fees and expenses	6,277
Other	11,641
Total expenses before expense reductions	1,050,436
Expense reductions	(81,662)
Total expenses after expense reductions	968,774
Net investment income	1,562,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	266,521
Change in net unrealized appreciation (depreciation) on investments	1,601,886
Net gain (loss)	1,868,407
Net increase (decrease) in net assets resulting from operations	$ 3,430,997
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 27

Statements of Changes in Net Assets
	Six Months Ended April 30, 2021	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 1,562,590	$ 3,943,892
Net realized gain (loss)	266,521	1,450,750
Change in net unrealized appreciation (depreciation)	1,601,886	765,052
Net increase (decrease) in net assets resulting from operations	3,430,997	6,159,694
Distributions to shareholders:
Class A	(1,328,740)	(2,262,008)
Class C	(18,644)	(25,033)
Class S	(513,319)	(722,026)
Institutional Class	(1,289,274)	(1,801,121)
Total distributions	(3,149,977)	(4,810,188)
Fund share transactions:
Proceeds from shares sold	69,730,952	197,757,493
Reinvestment of distributions	2,953,214	4,466,589
Payments for shares redeemed	(84,008,615)	(211,370,541)
Net increase (decrease) in net assets from Fund share transactions	(11,324,449)	(9,146,459)
Increase (decrease) in net assets	(11,043,429)	(7,796,953)
Net assets at beginning of period	322,126,662	329,923,615
Net assets at end of period	$311,083,233	$ 322,126,662
The accompanying notes are an integral part of the financial statements.
28 |	DWS Short-Term Municipal Bond Fund

Financial Highlights
DWS Short-Term Municipal Bond Fund — Class A
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$10.21	$10.15	$9.93	$10.10	$10.16	$10.21
Income (loss) from investment operations:
Net investment income[a]	.05	.11	.15	.17	.13	.12
Net realized and unrealized gain (loss)	.05	.09	.23	(.17)	(.06)	(.05)
Total from investment operations	.10	.20	.38	—	.07	.07
Less distributions from:
Net investment income	(.05)	(.12)	(.16)	(.17)	(.13)	(.12)
Net realized gains	(.05)	(.02)	—	—	—	—
Total distributions	(.10)	(.14)	(.16)	(.17)	(.13)	(.12)
Net asset value, end of period	$10.21	$10.21	$10.15	$9.93	$10.10	$10.16
Total Return (%)[b,c]	.94 *	2.00	3.83	(.02)	.67	.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137	145	180	104	121	158
Ratio of expenses before expense reductions (%)	.79 **	.79	.91	.94	.91	.90
Ratio of expenses after expense reductions (%)	.74 **	.72	.72	.71	.73	.73
Ratio of net investment income (%)	.90 **	1.13	1.54	1.67	1.26	1.15
Portfolio turnover rate (%)	44 *	88	109	117	89	81
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 29

DWS Short-Term Municipal Bond Fund — Class C
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$10.21	$10.15	$9.93	$10.10	$10.16	$10.20
Income (loss) from investment operations:
Net investment income[a]	.01	.04	.08	.09	.05	.04
Net realized and unrealized gain (loss)	.05	.09	.22	(.17)	(.06)	(.04)
Total from investment operations	.06	.13	.30	(.08)	(.01)	.00 *
Less distributions from:
Net investment income	(.01)	(.05)	(.08)	(.09)	(.05)	(.04)
Net realized gains	(.05)	(.02)	—	—	—	—
Total distributions	(.06)	(.07)	(.08)	(.09)	(.05)	(.04)
Net asset value, end of period	$10.21	$10.21	$10.15	$9.93	$10.10	$10.16
Total Return (%)[b,c]	.57 **	1.24	3.05	(.77)	(.08)	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	5	8	14	20
Ratio of expenses before expense reductions (%)	1.55 ***	1.55	1.70	1.70	1.68	1.67
Ratio of expenses after expense reductions (%)	1.49 ***	1.47	1.47	1.46	1.48	1.48
Ratio of net investment income (%)	.15 ***	.38	.85	.90	.51	.40
Portfolio turnover rate (%)	44 **	88	109	117	89	81
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
30 |	DWS Short-Term Municipal Bond Fund

DWS Short-Term Municipal Bond Fund — Class S
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$10.19	$10.13	$9.92	$10.09	$10.15	$10.19
Income (loss) from investment operations:
Net investment income[a]	.05	.13	.17	.18	.14	.13
Net realized and unrealized gain (loss)	.07	.09	.21	(.17)	(.06)	(.04)
Total from investment operations	.12	.22	.38	.01	.08	.09
Less distributions from:
Net investment income	(.06)	(.14)	(.17)	(.18)	(.14)	(.13)
Net realized gains	(.05)	(.02)	—	—	—	—
Total distributions	(.11)	(.16)	(.17)	(.18)	(.14)	(.13)
Net asset value, end of period	$10.20	$10.19	$10.13	$9.92	$10.09	$10.15
Total Return (%)[b]	1.12 *	2.15	3.88	.12	.82	.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	49	51	46	113	81
Ratio of expenses before expense reductions (%)	.63 **	.65	.75	.81	.81	.74
Ratio of expenses after expense reductions (%)	.59 **	.57	.57	.56	.58	.58
Ratio of net investment income (%)	1.05 **	1.27	1.72	1.78	1.41	1.30
Portfolio turnover rate (%)	44 *	88	109	117	89	81
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short-Term Municipal Bond Fund	| 31

DWS Short-Term Municipal Bond Fund — Institutional Class
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$10.21	$10.15	$9.93	$10.10	$10.16	$10.20
Income (loss) from investment operations:
Net investment income[a]	.06	.14	.18	.19	.15	.14
Net realized and unrealized gain (loss)	.06	.09	.22	(.17)	(.06)	(.04)
Total from investment operations	.12	.23	.40	.02	.09	.10
Less distributions from:
Net investment income	(.06)	(.15)	(.18)	(.19)	(.15)	(.14)
Net realized gains	(.05)	(.02)	—	—	—	—
Total distributions	(.11)	(.17)	(.18)	(.19)	(.15)	(.14)
Net asset value, end of period	$10.22	$10.21	$10.15	$9.93	$10.10	$10.16
Total Return (%)[b]	1.17 *	2.26	4.09	.23	.92	1.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122	125	94	67	45	40
Ratio of expenses before expense reductions (%)	.55 **	.55	.69	.72	.66	.65
Ratio of expenses after expense reductions (%)	.49 **	.47	.48	.46	.48	.48
Ratio of net investment income (%)	1.15 **	1.37	1.79	1.95	1.51	1.39
Portfolio turnover rate (%)	44 *	88	109	117	89	81
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
32 |	DWS Short-Term Municipal Bond Fund

Notes to Financial Statements	(Unaudited)

A.	Organization and Significant Accounting Policies
DWS Short-Term Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
DWS Short-Term Municipal Bond Fund	| 33

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of
34 |	DWS Short-Term Municipal Bond Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the aggregate cost of investments for federal income tax purposes was $324,900,789. The net unrealized appreciation for all investments based on tax cost was $6,051,873. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $6,786,428 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $734,555.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
DWS Short-Term Municipal Bond Fund	| 35

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $147,590,284 and $143,046,557, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
36 |	DWS Short-Term Municipal Bond Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.300%
Next $500 million of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $2.0 billion of such net assets	.255%
Accordingly, for the six months ended April 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.30% of the Fund’s average daily net assets.
For the period from November 1, 2020 through January 31, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.72%
Class C	1.47%
Class S	.57%
Institutional Class	.47%
Effective February 1, 2021 through January 31, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.76%
Class C	1.51%
Class S	.61%
Institutional Class	.51%
DWS Short-Term Municipal Bond Fund	| 37

For the six months ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 35,633
Class C	988
Class S	10,654
Institutional Class	34,387
$ 81,662
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2021, the Administration Fee was $150,032, of which $24,958 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2021
Class A	$ 1,058	$ 357
Class C	195	69
Class S	1,251	450
Institutional Class	239	77
	$ 2,743	$ 953
In addition, for the six months ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided
38 |	DWS Short-Term Municipal Bond Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 55,639
Class C	1,327
Class S	38,979
Institutional Class	46,443
$ 142,388
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2021
Class C	$ 11,501	$ 1,711
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2021	Annualized Rate
Class A	$ 164,602	$ 51,674.24%
Class C	3,602	1,778.23%
	$ 168,204	$ 53,452
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2021 aggregated $2,095.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2021, the CDSC for Class C shares aggregated $170. A deferred sales charge of up to
DWS Short-Term Municipal Bond Fund	| 39

0.75% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2021, DDI received $8,594 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,370, of which $280 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended April 30, 2021, the Fund engaged in securities purchases of $52,990,000 and securities sales of $58,700,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
40 |	DWS Short-Term Municipal Bond Fund

E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,254,944	$ 12,816,396	7,376,750	$ 74,890,290
Class C	17,047	174,506	89,300	904,406
Class S	1,533,384	15,648,317	2,450,057	24,719,648
Institutional Class	4,021,438	41,091,733	9,593,317	97,243,149
		$ 69,730,952		$ 197,757,493
Shares issued to shareholders in reinvestment of distributions
Class A	122,588	$ 1,253,165	210,893	$ 2,139,312
Class C	1,771	18,085	2,118	21,468
Class S	47,484	484,690	66,030	668,976
Institutional Class	117,107	1,197,274	161,251	1,636,833
		$ 2,953,214		$ 4,466,589
Shares redeemed
Class A	(2,200,156)	$ (22,493,439)	(11,090,190)	$ (112,076,188)
Class C	(83,796)	(855,946)	(233,645)	(2,372,670)
Class S	(1,527,567)	(15,599,549)	(2,815,972)	(28,428,212)
Institutional Class	(4,406,647)	(45,059,681)	(6,763,093)	(68,493,471)
		$ (84,008,615)		$ (211,370,541)
Net increase (decrease)
Class A	(822,624)	$ (8,423,878)	(3,502,547)	$ (35,046,586)
Class C	(64,978)	(663,355)	(142,227)	(1,446,796)
Class S	53,301	533,458	(299,885)	(3,039,588)
Institutional Class	(268,102)	(2,770,674)	2,991,475	30,386,511
		$ (11,324,449)		$ (9,146,459)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the
DWS Short-Term Municipal Bond Fund	| 41

closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
42 |	DWS Short-Term Municipal Bond Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Short-Term Municipal Bond Fund	| 43

Expenses and Value of a $1,000 Investment
For the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,009.40	$1,005.70	$1,011.20	$1,011.70
Expenses Paid per $1,000*	$ 3.69	$ 7.41	$ 2.94	$ 2.44
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,021.12	$1,017.41	$1,021.87	$1,022.36
Expenses Paid per $1,000*	$ 3.71	$ 7.45	$ 2.96	$ 2.46
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.74%	1.49%	.59%	.49%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
44 |	DWS Short-Term Municipal Bond Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
DWS Short-Term Municipal Bond Fund	| 45

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
46 |	DWS Short-Term Municipal Bond Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment
DWS Short-Term Municipal Bond Fund	| 47

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board also noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the
48 |	DWS Short-Term Municipal Bond Fund

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The
DWS Short-Term Municipal Bond Fund	| 49

Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
50 |	DWS Short-Term Municipal Bond Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Short-Term Municipal Bond Fund	| 51

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536
52 |	DWS Short-Term Municipal Bond Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Short-Term Municipal Bond Fund	| 53

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
54 |	DWS Short-Term Municipal Bond Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSTMBF-3
(R-027575-10 6/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2021